Disclosures on Financial Instruments - Additional Information (Detail) Rp in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 IDR (Rp)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 IDR (Rp)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 IDR (Rp)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers from Level 1 into Level 2	₨ 0			₨ 0
Financial assets, transfers from Level 2 into Level 1	0			0
Financial liabilities, transfers from Level 1 into Level 2	0			0
Financial liabilities, transfers from Level 2 into Level 1	0			0
Financial liability	1,889,327,800,000			1,740,581,300,000				$ 28,988.5
Financial assets available-for-sale	147,007,000,000			153,265,300,000				2,255.6
Investments in unquoted equity shares	2,036,900,000			3,823,100,000		₨ 3,900,000,000		$ 31.3
Maximum exposure to credit risk	₨ 1,035,065,200,000			887,129,200,000
Percentage of non-convertible debentures invested in bank deposits	15.00%	15.00%	15.00%
Gain/loss on foreign currency derivatives	₨ (2,758,800,000)	$ (42.3)		(13,284,800,000)		(20,588,000,000)
Gain (loss) on commodity derivative contracts	2,146,300,000	$ 32.9		9,184,000,000		(11,555,300,000)
Derivatives which are not hedge accounted [member]
Disclosure of detailed information about financial instruments [line items]
Gain/loss on foreign currency derivatives	₨ 2,187,900,000			₨ 5,044,800,000		₨ 1,198,900,000
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%			10.00%		10.00%		10.00%
Gain (loss) on commodity derivative contracts	₨ 2,146,300,000			₨ 9,184,000,000		₨ (11,555,300,000)
Quoted equity shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale	₨ 3,404,800,000			₨ 2,602,900,000		₨ 2,105,000,000
Gain loss on recognized in profit or loss due to ten percent Appreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts | Rp			Rp 4,614.2		Rp 4,612.4		Rp 4,963.5
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts | Rp			Rp (4,614.2)		Rp (4,612.4)		Rp (4,963.5)
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%			10.00%		10.00%		10.00%
Financial liability	₨ 839,569,600,000			₨ 657,263,600,000		₨ 621,729,400,000
Foreign currency exchange rate risk [member] | Profit and loss [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	37,497,700,000			28,922,400,000		24,747,500,000
Foreign currency exchange rate risk [member] | Profit and loss [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	72,790,600,000			58,201,000,000		₨ 62,172,900,000
Foreign currency exchange rate risk [member] | Other comprehensive income loss before tax [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 11,166,400,000			₨ 7,525,400,000
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	1.00%			1.00%		1.00%		1.00%
Financial liability	₨ 210,182,800,000			₨ 189,283,600,000		₨ 221,171,200,000
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 2,101,800,000			₨ 1,892,800,000		₨ 2,211,700,000
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%			10.00%		10.00%		10.00%
Equity price risk [Member] | Equity [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 340,500,000			₨ 260,300,000		₨ 210,500,000